Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation
Schedule of financial statements

Subsidiaries	2025	2024	2023
Banco Agibank S.A.	100.00%	95.70%	100.00%
Agi Financeira S.A. – Sociedade De Crédito, Financiamento E Investimento	100.00%	100.00%	100.00%
Agibank Corretora de Seguros Sociedade Simples Ltda.	100.00%	99.00%	99.00%
Telecontato Call Center e Telemarketing Ltda.	100.00%	99.40%	99.40%
Hypeflame Tecnologia e Big Data Ltda.	100.00%	99.96%	99.96%
Soldi Promotora de Vendas Ltda.	100.00%	100.00%	100.00%
Promil Promotora de Vendas Ltda.	100.00%	100.00%	100.00%
Agiplan Serviços de Cobrança Ltda.	100.00%	98.01%	99.00%
Neo Núcleo de Excelência Operacional Ltda.	100.00%	99.00%	100.00%
Agi Marketplace Ltda.	100.00%	99.00%	100.00%
A House Agência de Publicidade Ltda.	100.00%	99.00%	100.00%
Agi Corretora de Seguros Digital Ltda.	100.00%	99.00%	100.00%
Fundo de Investimento em Direitos Creditórios Agibank I (“FIDC”)	15.45%	-	-
Agibank Asset Management Ltda.	100.00%	-	-